Finance leases (Tables)	9 Months Ended
Sep. 30, 2018
Leases [Abstract]
Schedule Of Capital Lease Obligations
	As at
	Sep 30, 2018	Dec 31, 2017
Current portion of finance lease obligations	8,593,230	3,783,044
Current portion of deferred finance fees	(338,262)	(245,578)
Non-current portion of finance lease obligations	86,608,707	39,402,440
Non-current portion of deferred finance fees	(1,203,628)	(445,887)
Total finance lease obligations	93,660,047	42,494,019
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Net finance lease obligations	90,780,047	39,614,019

Schedule Of Future Minimum Lease Payments for Capital Leases
The future minimum lease payments required under the finance leases as at September 30, 2018, were as follows:

As at
Sep 30, 2018
2018	3,475,642
2019	13,779,462
2020	13,634,436
2021	19,656,938
2022	11,884,796
2023	23,682,824
2024	10,320,848
2025	20,771,428
Total minimum lease payments	117,206,374
Less amounts representing interest and deferred finance fees	(23,546,327)
Net minimum lease payments	93,660,047
Amount receivable in respect of finance leases	(2,880,000)
Adjusted net minimum lease payments	90,780,047